ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.8%

Communications — 8.4%
Anterix, Inc.*	2,000	$90,680
Cogent Communications Holdings, Inc.	6,500	502,840
LogMein, Inc.	5,800	491,666
Match Group, Inc.*	6,400	685,120
Okta, Inc.*	3,100	620,713

		2,391,019

Consumer, Cyclical — 15.1%
Deckers Outdoor Corp.*	2,900	569,531
Domino’s Pizza, Inc.	1,500	554,160
Fastenal Co.	13,300	569,772
PACCAR, Inc.	3,400	254,490
Scotts Miracle-Gro Co. (The)	4,400	591,668
Tiffany & Co.	4,800	585,312
Tractor Supply Co.	4,600	606,234
Williams-Sonoma, Inc.	6,700	549,467

		4,280,634

Consumer, Non-cyclical — 37.6%
Axsome Therapeutics, Inc.*	7,300	600,644
Chegg, Inc.*	9,300	625,518
ChemoCentryx, Inc.*	6,000	345,240
Clorox Co. (The)	2,900	636,173
Danaher Corp.	1,500	265,245
DexCom, Inc.*	1,550	628,370
Eli Lilly and Co.	3,600	591,048
Flowers Foods, Inc.	25,100	561,236
General Mills, Inc.	9,400	579,510
Halozyme Therapeutics, Inc.*	25,500	683,655
Hormel Foods Corp.	11,200	540,624
Humana, Inc.	1,200	465,300

	Number of Shares	Value

COMMON STOCKS — (Continued)

Consumer, Non-cyclical — (Continued)
Johnson & Johnson	3,800	$534,394
Kimberly-Clark Corp.	4,000	565,400
McCormick & Co., Inc.	2,600	466,466
Regeneron Pharmaceuticals, Inc.*	900	561,285
Square, Inc., Class A*	6,280	659,023
TransUnion	1,200	104,448
Vertex Pharmaceuticals, Inc.*	2,100	609,651
West Pharmaceutical Services, Inc.	2,900	658,793

		10,682,023

Financial — 2.3%
CoreSite Realty Corp. REIT	5,400	653,724

Industrial — 9.7%
AAON, Inc.	4,000	217,160
CH Robinson Worldwide, Inc.	3,400	268,804
CSW Industrials, Inc.	4,500	310,995
Federal Signal Corp.	20,800	618,384
PerkinElmer, Inc.	2,500	245,225
Roper Technologies, Inc.	1,300	504,738
Tech Data Corp.*	4,000	580,000

		2,745,306

Technology — 26.7%
Adobe, Inc.*	1,548	673,860
Apple, Inc.	1,700	620,160
Cadence Design Systems, Inc.*	7,000	671,720
Fortinet, Inc.*	4,000	549,080
Inphi Corp.*	5,300	622,750
Microsoft Corp.	2,700	549,477

See accompanying Notes to the Quarterly Portfolio of Investments.

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

Technology — (Continued)
Model N, Inc.*	6,300	$218,988
MSCI, Inc.	1,800	600,876
NVIDIA Corp.	1,600	607,856
Qualys, Inc.*	5,300	551,306
ServiceNow, Inc.*	1,400	567,084
Synopsys, Inc.*	3,300	643,500
Veeva Systems, Inc., Class A*	2,600	609,492
Zebra Technologies Corp., Class A*	300	76,785

		7,562,934

TOTAL COMMON STOCKS (Cost $26,051,875)		28,315,640

TOTAL INVESTMENTS - 99.8% (Cost $26,051,875)		28,315,640
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		69,454

NET ASSETS - 100.0%		$28,385,094

*	Non-income producing.

REIT     Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2020

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Arabesque Systematic USA Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund’s investments carried at fair value:

	Total Value at 06/30/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Communications	$2,391,019	$2,391,019	$—	$—
Consumer, Cyclical	4,280,634	4,280,634	—	—
Consumer, Non-cyclical	10,682,023	10,682,023	—	—
Financial	653,724	653,724	—	—
Industrial	2,745,306	2,165,306	580,000	—
Technology	7,562,934	7,562,934	—	—

Total Investments	$28,315,640	$27,735,640	$580,000	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

B. Federal Tax Cost:

As of the June 30, 2020, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$26,051,875

Gross unrealized appreciation	$2,528,189
Gross unrealized depreciation	(264,424)

Net unrealized appreciation	$2,263,765

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.